Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2013 Estimate of Fair Value, Fair Value Disclosure [Member]	Aug. 31, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Aug. 31, 2013 Fair Value, Inputs, Level 1 [Member]	Aug. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Aug. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Aug. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Aug. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Aug. 31, 2012 Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Money market funds		$ 1,636	$ 820	$ 1,636	$ 820	$ 0	$ 0	$ 0	$ 0
Interest rate swaps		1	63	0	0	1	63	0	0
Investment in AmerisourceBergen		225		225		0		0
Warrant assets		188		0		188		0
Forward interest rate swaps		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Swap and Warrant valuation methods	(1) Interest rate swaps are valued using the six-month and one-month LIBOR in arrears rates. See Note 10 for additional disclosure regarding financial instruments.(2) The investment in AmerisourceBergen Corporation is valued using the closing stock price of AmerisourceBergen as of August 31, 2013. See Note 6 for additional disclosures on available-for-sale investments. (3) Warrants were valued using a Monte Carlo simulation. Key assumptions used in the valuation include risk-free interest rates using constant maturity treasury rates; the dividend yield for AmerisourceBergen's common stock; AmerisourceBergen's common stock price at valuation date; AmerisourceBergen's equity volatility; the number of shares of AmerisourceBergen's common stock outstanding; the number of AmerisourceBergen employee stock options and the exercise price; and the details specific to the warrants. Assets measured at fair value on a nonrecurring basis were as follows (in millions): August 31, 2013 Level 1 Level 2 Level 3 Assets: Alliance Boots call option $839 $- $- $839 The call option was valued using a Monte Carlo simulation using assumptions surrounding Walgreens equity value as well as the potential impacts of certain provisions of the Purchase and Option Agreement dated June 18, 2012, by and among the Company, Alliance Boots and AB Acquisitions Holdings Limited.